STOCK OPTION PLANS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0	$ 0	$ 0
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan	12,000,000
Shares available for grant	11,810,000